Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Profit before taxation	$ 6,737	$ 8,115
Applicable tax rate	25.00%
Prima facie tax payable at UK rate of 25%	$ 1,684	2,029
Higher rate of taxation of 30% on Australian earnings	267	325
Other tax rates applicable outside the UK and Australia	(116)	(136)
Tax effect of profit from equity accounted units and related expenses	(179)	(106)
Impact of changes in tax rates	21	(15)
Resource depletion allowances	(7)	(7)
Recognition of previously unrecognised deferred tax assets	(24)	(49)
Write-down of previously recognised deferred tax assets	134	42
Utilisation of previously unrecognised deferred tax assets	(74)	(9)
Unrecognised current period operating losses	196	146
Adjustments in respect of prior periods	116	14
Other items	183	(9)
Total taxation charge	$ 2,201	$ 2,225
Weighted average statutory tax rate	30.00%	29.00%
Current tax expense related to Pillar Two measures	$ 1	$ 1